Annual Total Returns - Fidelity Advisor Mortgage Securities Fund [BarChart] - 08.31 Fidelity Advisor Mortgage Securities Fund AMCIZ PRO-14 - Fidelity Advisor Mortgage Securities Fund - Fidelity Advisor Mortgage Securities Fund: Class A
Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	3.89%
Annual Return 2013	(2.06%)
Annual Return 2014	5.88%
Annual Return 2015	1.11%
Annual Return 2016	1.61%
Annual Return 2017	1.90%
Annual Return 2018	0.43%
Annual Return 2019	6.05%
Annual Return 2020	4.06%
Annual Return 2021	(1.39%)